Note receivable - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Oct. 27, 2023	Dec. 31, 2022
Financing Receivable, after Allowance for Credit Loss [Abstract]
Note receivable	$ 7,020	$ 7,000	$ 0